INCOME TAXES (Details 2) - USD ($)	Jan. 31, 2021	Jan. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 939,000	$ 874,000
Total deferred tax assets	939,000	874,000
Deferred tax liabilities:
Depreciation		10,000
Total deferred tax liabilities		10,000
Net deferred tax assets:
Less valuation allowance	$ (939,000)	$ (864,000)